Related-party transactions - Disclosure of borrowings related to research tax credit outstanding (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Borrowings	€ 176,847	€ 98,806
Research Tax Credit 2020 | BPI France
Disclosure of transactions between related parties [line items]
Borrowings	859
Research Tax Credit 2021 | BPI France
Disclosure of transactions between related parties [line items]
Borrowings	1,419
Research Tax Credit 2022 | BPI France
Disclosure of transactions between related parties [line items]
Borrowings	€ 1,198